Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable
	June 30, 2021	June 30, 2020

Accounts receivable	$-	$454,411
Less: Allowance for doubtful accounts	-	-
Total accounts receivables	$-	$454,411